SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value on recurring basis (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ 572,021	$ 2,215,204	$ 1,278,926	$ 342,530
Carrying Value [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	572,021	2,215,204	1,278,926
Fair Value, Inputs, Level 1 [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ 572,021	$ 2,215,204	$ 1,278,926